Taxation - Summary of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 25,384	$ 18,399	$ 13,567
Current year addition	3,460	6,985	4,832
Balance at end of the year	$ 28,844	$ 25,384	$ 18,399